Note 12 - Income Taxes (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Details
Operating Loss Carryforwards	$ 25,827,119	$ 25,404,609
Valuation reserve increase	$ 155,766	$ 1,376,115